Label	Element	Value
American Funds Tax-Aware Conservative Growth and Income Portfolio
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Prospectus Supplement September 27, 2023

For the following series with prospectus dated January 1, 2023 (as supplemented to date):

American Funds® Portfolio Series American Funds® Tax-Aware Conservative Growth and Income Portfolio

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1. The first paragraph under the heading “Principal investment strategies” in the “Fees and expenses of the fund” section of the American Funds Tax-Aware Conservative Growth and Income Portfolio summary section is amended to read as follows:

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds and Capital Group exchange-traded funds (ETFs) in different combinations and weightings. The underlying funds will typically seek to generate income from their investments and may include growth-and-income, equity-income, balanced and fixed income funds.

Keep this supplement with your prospectus.